UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

                Credit Suisse Asset Management Income Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 12/31
Date of reporting period: July 1, 2004 - June 30, 2005

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

=============== CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC. ===============


CENVEO INC

Ticker:       CVO            Security ID:  15670S105
Meeting Date: APR 27, 2005   Meeting Type: Annual
Record Date:  MAR 4, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Thomas E. Costello        For       For        Management
1.2   Elect  Director Paul F. Kocourek          For       For        Management
1.3   Elect  Director Martin J. Maloney         For       For        Management
1.4   Elect  Director David M. Olivier          For       For        Management
1.5   Elect  Director Jerome W. Pickholz        For       For        Management
1.6   Elect  Director Alister W. Reynolds       For       For        Management
1.7   Elect  Director Susan O. Rheney           For       For        Management
1.8   Elect  Director Wellington E. Webb        For       For        Management
2     Ratify Auditors                           For       For        Management


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EQUINIX, INC.

Ticker:       EQIX           Security ID:  29444U502
Meeting Date: JUN 2, 2005    Meeting Type: Annual
Record Date:  APR 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Theng Kiat Lee            For       For        Management
1.2   Elect  Director Steven T. Clontz          For       For        Management
1.3   Elect  Director Steven P. Eng             For       For        Management
1.4   Elect  Director Gary Hromadko             For       For        Management
1.5   Elect  Director Scott Kriens              For       For        Management
1.6   Elect  Director Andrew S. Rachleff        For       For        Management
1.7   Elect  Director Dennis R. Raney           For       For        Management
1.8   Elect  Director Peter F. Van Camp         For       For        Management
1.9   Elect  Director Michelangelo Volpi        For       Withhold   Management
2     Ratify Auditors                           For       For        Management


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IWO HOLDINGS, INC.

Ticker:       IWHD           Security ID:  45071TAD7
Meeting Date: DEC 29, 2004   Meeting Type: Written Consent
Record Date:  NOV 24, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PREPACKAGED JOINT PLAN OF REORGANIZATION  For       Did Not    Management
      OF IWO HOLDINGS, INC. AND ITS                       Vote
      WHOLLY-OWNED SUBSIDIARIES UNDER CHAPTER
      11 OF THE BANKRUPTCY CODE


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WINDSOR WOODMONT BLACK HAWK RESORT CORP.

Ticker:                      Security ID:  97380WAE5
Meeting Date: NOV 17, 2004   Meeting Type: Written Consent
Record Date:  OCT 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SECOND AMENDED PLAN OF REORGANIZATION     For       For        Management
      PROPOSED BY DEBTOR DATED: OCTOBER 12,
      2004

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

By:      /s/ Steven Plump
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         Steven Plump
         President and Chief Executive Officer

Date:    August 26, 2005